Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of geographical areas [abstract]
Segment Information
6.
SEGMENT INFORMATION

The Company is managed and operated as one business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business and accordingly, the Company has one reportable segment.

The table below provides the carrying amount of certain non-current assets, by geographic area:

in CHF thousands	Switzerland		Iceland		Others		Total
	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022	As of December 31, 2023	As of December 31, 2022
Intangible assets	12,206	12,206	-	-	-	-	12,206	12,206
Property and equipment, net	17	24	253	338	18	3	288	365
Right-of-use assets	-	-	687	758	68	-	755	758
Total	12,223	12,230	940	1,096	86	3	13,249	13,329